Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Fair value	$ 1,368	$ 326
Notional amount	69,137	106,004
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Euro Member
Derivatives, Fair Value [Line Items]
Notional amount	33,300
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount	8,900
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Japanese, Yen [Member]
Derivatives, Fair Value [Line Items]
Notional amount	11,100
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Notional amount	15,900	16,400
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	1,440	866
Notional amount of derivative asset	39,982	54,586
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	37	23
Notional amount of derivative asset	8,348	2,700
Accrued expenses and other current liabilities [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(48)	(432)
Notional amount of derivative liability	13,273	35,036
Accrued expenses and other current liabilities [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(61)	(131)
Notional amount of derivative liability	$ 7,534	$ 13,682